Related undertakings - Summary of Full list of Related Parties - Australia to Italy (Detail)	12 Months Ended
Dec. 31, 2020
Australia [member] | Emailage Pty Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage Pty Ltd
Percentage of undertaking	100.00%
Reg office	383 Kent Street, Sydney NSW 2000, Australia
Australia [member] | Fitness Show Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fitness Show Pty Ltd
Percentage of undertaking	100.00%
Reg office	Fordham Business Advisors Pty Ltd, Rialto South Tower Level 35, 525 Collins Street, Melbourne, Vic, 3000
Australia [member] | Reed Business Information (Australia) Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills NSW 2153,Australia
Australia [member] | Reed Exhibitions Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Reed International Books Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed International Books Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Reed Oz Comic-Con Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Oz Comic-Con Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | RELX Australia Pty Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Symbiotic Technologies Operation Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Symbiotic Technologies Operation Pty Ltd
Percentage of undertaking	100.00%
Reg office	1303, 799 Pacific Highway, Chatswood, NSW 2067
Australia [member] | ThreatMetrix Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix Pty Ltd
Percentage of undertaking	100.00%
Reg office	1303, 799 Pacific Highway, Chatswood, NSW 2067
Austria [member] | LexisNexis Verlag ARD ORAC GmbH & Co KG [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Verlag ARD ORAC GmbH & Co KG
Percentage of undertaking	100.00%
Reg office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | ORAC Gesellschaft m.b.H. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	ORAC Gesellschaft m.b.H.
Percentage of undertaking	100.00%
Reg office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | Reed CEE GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed CEE GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | Reed Messe Salzburg GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Messe Salzburg GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | Reed Messe Wien GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Messe Wien GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | RELX Austria GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Austria GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | System StandBau GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	System StandBau GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Belgium [member] | F4F Europe NV/SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	F4F Europe NV/SA
Percentage of undertaking	100.00%
Reg office	Guldensporenpark 36D, 9820 Merelbeke, Belgium
Belgium [member] | LexisNexis BVBA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis BVBA
Percentage of undertaking	100.00%
Reg office	Oudenaardseheerweg 129, 9810 Nazareth, Belgium
BRAZIL [member] | Elsevier Editora Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Elsevier Editora Ltda
Percentage of undertaking	100.00%
Reg office	Rua da Assembleia no 100, 6th Floor, RJ Centro, Rio de Janiero, 20011-904, Brazil
BRAZIL [member] | Emailage Informática Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Emailage Informática Ltda
Percentage of undertaking	100.00%
Reg office	Rua Alvaro Anes 46, 3 Andar, Sâo Paulo, 05421-010, Brazil
BRAZIL [member] | Fircosoft Brazil Consultoria e Servicos de Informatica Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Fircosoft Brasil Consultoria e Servicos de Informatica Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra 2305, São Paulo, 01415-009,Brazil
BRAZIL [member] | LexisNexis Informacoes e Sistemas Empresariais Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Informações e Sistemas Empresariais Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra no. 1200, 5th floor, Sâo Paulo, 01415-002, Brazil
BRAZIL [member] | LexisNexis Serviços de Análise de Risco Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Serviços de Análise de Risco Ltda
Percentage of undertaking	100.00%
Reg office	Alameda Rio Negro, 161 Alphaville Industrial, Barueri SP 06.455-000, Brazil
BRAZIL [member] | MLex Brasil Midia Mercadoligica Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	MLex Brasil Midia Mercadologica Ltda
Percentage of undertaking	100.00%
Reg office	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, 01310-300,Brazil
BRAZIL [member] | Reed Exhibitions Alcantara Machado Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Alcântara Machado Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRAZIL [member] | SST Software do Brasil Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	SST Software do Brasil Ltda
Percentage of undertaking	100.00%
Reg office	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200,Brazil
Canada [member] | LexisNexis Canada Inc. [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Canada Inc
Percentage of undertaking	100.00%
Reg office	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
Canada [member] | RELX Canada Ltd. [member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 RIichmond Street West, Toronto, Ontario,M5V 3B1, Canada
Canada [member] | Science-Metrix lnc [member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix Inc
Percentage of undertaking	100.00%
Reg office	555 RIichmond Street West, Toronto, Ontario,M5V 3B1, Canada
CHINA | Beijing Bakery China Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Bakery China Exhibitions Co., Ltd
Percentage of undertaking	25.00%
Reg office	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
CHINA | Beijing Medtime Elsevier Education Technology Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Medtime Elsevier Education Technology Co., Ltd
Percentage of undertaking	49.00%
Reg office	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
CHINA | C-One Energy Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	C-One Energy (Guangzhou) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Unit 2480, Building 2, No. 7, Chuangxin Road, Science Park of Changping District, Beijing, China
CHINA | Genilex Information Technology Co. Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Genilex Information Technology Co., Ltd
Percentage of undertaking	100.00%
Reg office	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou, China
CHINA | ICIS Consulting (Beijing) Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Consulting (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	404 F4, No.9 Shangdi 9th Street, Haidian District, Beijing, 100085, China
CHINA | KeAi Communications Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	KeAi Communications Co., Ltd
Percentage of undertaking	49.00%
Reg office	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
CHINA | LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co.,Ltd
Percentage of undertaking	100.00%
Reg office	Room A 100 of Room 0307, Floor 3, Building 3, 7 Middle Dongsanhuan road, Chaoyang District, Beijing
CHINA | Mack Brooks (Shanghai) Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks (Shanghai) Ltd
Percentage of undertaking	100.00%
Reg office	Room Jia301-22, No15, Lane152, Yanchang Road, Shanghai, China
CHINA | Reed Business Information Shanghai Co Ltd | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Shanghai) Co Ltd
Percentage of undertaking	100.00%
Reg office	4/F Block C, No 999 Jingzhong Road, Changning District, Shanghai, China
CHINA | Reed Elsevier Information Technology Beijing Co Ltd | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Information Technology (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
CHINA | Reed Exhibitions China Co Ltd | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (China) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | Reed Exhibitions Henjin Co Ltd | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Hengjin Co., Ltd
Percentage of undertaking	51.00%
Reg office	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New Area, Shanghai
CHINA | Reed Exhibitions Shanghai Co Ltd | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 304, Sanlian Building, No.8, Huajing Road, Pudong District, Shanghai, 200070, China
CHINA | Reed Huabai Exhibitions Beijing Co Ltd | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huabai Exhibitions (Beijing) Co., Ltd
Percentage of undertaking	51.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | Reed Huabo Exhibitions (Shenzhen) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huabo Exhibitions (Shenzhen) Co., Ltd
Percentage of undertaking	65.00%
Reg office	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
CHINA | Reed Huaqun Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huaqun Exhibitions Co., Ltd
Percentage of undertaking	52.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | Reed Kuozhan Exhibitions (Shanghai) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Kuozhan Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	60.00%
Reg office	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070
CHINA | Reed Sinopharm Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Sinopharm Exhibitions Co., Ltd
Percentage of undertaking	50.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | RELX (China) Investment Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (China) Investment Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
CHINA | Shanghai Datong Medical Information Technology Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Shanghai Datong Medical Information Technology Co., Ltd
Percentage of undertaking	100.00%
Reg office	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm,Chongming County, Shanghai Municipality
CHINA | Shanghai SinoReal Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Shanghai SinoReal Exhibitions Co., Ltd
Percentage of undertaking	27.50%
Reg office	FL2, No.979, Yunhan Road, Nicheng Town, Pudong New Area
Colombia [member] | LexisNexis Risk Solutions S.A.S. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions S.A.S.
Percentage of undertaking	100.00%
Reg office	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia
Denmark [member] | Elsevier A/S [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier A/S
Percentage of undertaking	100.00%
Reg office	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
Dubai, UAE [member] | Reed Exhibitions Free Zone-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Free Zone-LLC
Percentage of undertaking	100.00%
Reg office	Office G-49, Building No 9, Dubai Media City, Post Box 502425, Dubai, United Arab
Dubai, UAE [member] | RELX Middle East FZ-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Middle East FZ-LLC
Percentage of undertaking	100.00%
Reg office	Al Emirates Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates
Egypt [member] | Elsevier Egypt LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Egypt LLC
Percentage of undertaking	100.00%
Reg office	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt
France [member] | Elsevier Holding France SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Holding France SAS
Percentage of undertaking	100.00%
Reg office	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
France [member] | Elsevier Masson SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Masson SAS
Percentage of undertaking	100.00%
Reg office	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
France [member] | Evoluprint SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Evoluprint SAS
Percentage of undertaking	100.00%
Reg office	Parc Euronord – 10, rue du Parc – 31150 Bruguieres
France [member] | Fircosoft SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft SAS
Percentage of undertaking	100.00%
Reg office	151-155 Rue de Bercy, 75012 Paris, France
France [member] | GIE EDI Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	GIE EDI Data
Percentage of undertaking	83.00%
Reg office	141 rue de Javel, 75015 Paris
France [member] | GIE Juris Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	GIE Juris Data
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris
France [member] | GIE PRK – Publicite Robert Krier [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	GIE PRK – Publicite Robert Krier
Percentage of undertaking	100.00%
Reg office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | LexisNexis Business Information Solutions SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions SA
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris
France [member] | LexisNexis Business Information Solutions Holding SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions Holding SA
Percentage of undertaking	100.00%
Reg office	Immeuble « Technopolis », 350 rue Georges Besse –Nîmes (30000)
France [member] | LexisNexis International Development & Services SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis International Development & Services SAS
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris
France [member] | LexisNexis SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis SA
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris
France [member] | Reed Exhibitions ISG SARL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions ISG SARL
Percentage of undertaking	100.00%
Reg office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | Reed Expositions France SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Expositions France SAS
Percentage of undertaking	100.00%
Reg office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | Reed Midem SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Midem SAS
Percentage of undertaking	100.00%
Reg office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | Reed Organisation SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Organisation SAS
Percentage of undertaking	100.00%
Reg office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | RELX France SA [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX France SA
Percentage of undertaking	100.00%
Reg office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | RELX France Services SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX France Services SAS
Percentage of undertaking	100.00%
Reg office	151-155 Rue de Bercy, 75012 Paris, France
France [member] | SAFI SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SAFI SA
Percentage of undertaking	50.00%
Reg office	6-8 Rue Chaptal, 75009 Paris
Germany [member] | Elsevier GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier GmbH
Percentage of undertaking	100.00%
Reg office	Hackerbrücke 6, 80335, Munich, Germany
Germany [member] | Elsevier Information Systems GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Information Systems GmbH
Percentage of undertaking	100.00%
Reg office	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
Germany [member] | LexisNexis GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis GmbH
Percentage of undertaking	100.00%
Reg office	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
Germany [member] | PatentSight GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	PatentSight GmbH
Percentage of undertaking	100.00%
Reg office	Joseph-Schumpeter-Allee 33, 53227, Bonn
Germany [member] | Reed Exhibitions (Germany) GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Germany) GmbH
Percentage of undertaking	100.00%
Reg office	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
Germany [member] | Reed Exhibitions Deutschland GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | RELX Deutschland GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	Volklinger Strasse 4, 40219, Dusseldorf, Germany
Germany [member] | Tschach Solutions GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tschach Solutions GmbH
Percentage of undertaking	100.00%
Reg office	Steinhauserstrasse 9, 76135, Karlsruhe, Germany
Greece [member] | Mack Brooks Hellas SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks Hellas SA
Percentage of undertaking	100.00%
Reg office	188A, Filolaou Str.,Athens, 11632, Greece
Hong Kong [member] | Ascend China Holding Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ascend China Holding Ltd
Percentage of undertaking	100.00%
Reg office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Hong Kong [member] | JC Exhibition and Promotion Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	JC Exhibition and Promotion Ltd (65%)
Percentage of undertaking	65.00%
Reg office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Hong Kong [member] | JYLN Sager Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	JYLN Sager Ltd
Percentage of undertaking	100.00%
Reg office	Flat 1506, 15/F, Lucky Center, No. 165-171 Wan Chai Road, Wan Chai, Hong Kong
Hong Kong [member] | Mlex Asia Ltd (91%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mlex Asia Ltd (91%)
Percentage of undertaking	91.00%
Reg office	3901, 39th Floor Hopewell Center, 183 Queens Road East, Wanchai, Hong Kong
Hong Kong [member] | Reed Business Information (China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (China) Ltd
Percentage of undertaking	100.00%
Reg office	Level 54 Hopewell Center, 183 Queens Road East (Tricor Office), Hong Kong
Hong Kong [member] | Reed Exhibitions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Hong Kong [member] | RELX (Greater China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Greater China) Ltd
Percentage of undertaking	100.00%
Reg office	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
India [member] | FircoSoft India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	FircoSoft India Private Ltd
Percentage of undertaking	100.00%
Reg office	S21 Vatika Centre, No 471 Anna Salai, Taynampet, Chennai, 600035, India
India [member] | Next Events Pvt Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Next Events Pvt Ltd
Percentage of undertaking	100.00%
Reg office	Unit no 03,04,05 first floor, Southern Park D2 Saket, New Delhi, South Delhi ,110017, India
India [member] | Parity Computing India Pvt Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Parity Computing India Pvt Ltd
Percentage of undertaking	100.00%
Reg office	99/100, Prestige Towers Unit No. 505, Fifth Floor, Residency Road, Bangalore , Karnataka, 560025, India
India [member] | Reed Elsevier Publishing (India) Pvt Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Publishing (India) Pvt Ltd
Percentage of undertaking	100.00%
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
India [member] | Reed Manch Exhibitions Private Ltd (70%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Manch Exhibitions Private Ltd (70%)
Percentage of undertaking	70.00%
Reg office	Unit no 03,04,05 first floor, Southern Park D2 Saket, New Delhi, South Delhi ,110017, India
India [member] | Reed Triune Exhibitions Private Ltd (72%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Triune Exhibitions Private Ltd (72%)
Percentage of undertaking	72.00%
Reg office	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India
India [member] | RELX India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX India Private Ltd
Percentage of undertaking	100.00%
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
Indonesia [member] | PT Reed Exhibitions Indonesia [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Exhibitions Indonesia
Percentage of undertaking	70.00%
Reg office	Menara Citicon Level 8. Unit 8011 & 8012 Jl. Letjen S. Parman No. 8 Kav 72 Slipi Palmerah Jakarta Barat 11410 Indonesia
Indonesia [member] | PT Reed Exhibitions Indonesia [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Exhibitions Indonesia
Percentage of undertaking	70.00%
Reg office	Menara Citicon Level 8. Unit 8011 & 8012 Jl. Letjen S. Parman No. 8 Kav 72 Slipi Palmerah Jakarta Barat 11410 Indonesia
Indonesia [member] | PT RELX Information Analytics Indonesia [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT RELX Information Analytics Indonesia
Percentage of undertaking	100.00%
Reg office	Gedung World Trade Center, 3 LT 20 Spaces JL Jend Sudirman Kav 29-31 RT/RW
Ireland [member] | Elsevier Services Ireland Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Services Ireland Ltd
Percentage of undertaking	100.00%
Reg office	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland
Ireland [member] | Emailage International Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage International Ltd
Percentage of undertaking	100.00%
Reg office	6th Floor, South Bank House, Barrow Street, Dublin 4, Ireland
Ireland [member] | LexisNexis Risk Solutions (Europe) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Europe) Ltd
Percentage of undertaking	100.00%
Reg office	80 Harcourt Street, Dublin 2, Ireland
Ireland [member] | LexisNexis Risk Solutions (Ireland) Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Ireland) Ltd
Percentage of undertaking	100.00%
Reg office	80 Harcourt Street, Dublin 2, Ireland
Ireland [member] | 3D4Medical Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3D4Medical Ltd
Percentage of undertaking	100.00%
Reg office	1st Floor The Grange Stillorgan Road, Blackrock, Co Dublin, Ireland
Ireland [member] | 3D4Medical Support Services Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3D4Medical Support Services Ltd
Percentage of undertaking	100.00%
Reg office	1st Floor The Grange Stillorgan Road, Blackrock, Co Dublin, Ireland
Israel [member] | LexisNexis Israel Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Israel Ltd
Percentage of undertaking	100.00%
Reg office	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel
Italy [member] | Elsevier SRL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | ICIS Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Italia SRL
Percentage of undertaking	100.00%
Reg office	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy
Italy [member] | Reed Exhibitions ISG Italy SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions ISG Italy SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | Reed Exhibitions Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Italia SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy